CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	£ 3,502	£ 5,018
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	4,324	6,829
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	5,613	9,811
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	3,772	5,596
UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	636	602
UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	973	1,269
UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,448	2,578
UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	722	797
Retail excluding UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,270	2,154
Retail excluding UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,535	2,509
Retail excluding UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,767	2,819
Retail excluding UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,388	2,299
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,180	1,842
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,397	2,629
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,976	3,985
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	1,244	2,079
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	416	420
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	419	422
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	422	429
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Expected credit loss	418	421
Probability-weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Increase in allowance account for credit losses of financial assets	221	495
Impact of economic scenario	4,000	6,132
Probability-weighted | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	837	1,027
Probability-weighted | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,429	2,368
Probability-weighted | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,316	2,315
Probability-weighted | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	418	422
Probability-weighted and MES staging
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Increase in allowance account for credit losses of financial assets	228	536
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	3,521	5,068
Upside | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	637	614
Upside | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,286	2,181
Upside | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,182	1,853
Upside | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	416	420
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	3,779	5,637
Base case | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	723	803
Base case | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,392	2,310
Base case | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,246	2,102
Base case | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	418	422
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	4,286	6,721
Downside | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	967	1,237
Downside | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,516	2,487
Downside | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,384	2,575
Downside | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	419	422
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	5,241	9,033
Severe downside | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,386	2,306
Severe downside | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,706	2,745
Severe downside | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,728	3,554
Severe downside | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	£ 421	£ 428